Note 6 - Investments in Associate ("Minera Juanicipio S.A. DE C.V.") - Operations of Associate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
MAG's 44% equity pick up	$ (227)	$ (308)
Minera Juanicipio, S.A. de C.V. [member]
Statement Line Items [Line Items]
Deferred income tax recovery	436	965
Exchange gain (loss)	80	(265)
Net income	516	700
MAG's 44% equity pick up	$ 227	$ 308